Derivative Instruments (Offsetting Derivative Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 2,460,271	$ 9,436,827
Gross amounts offset in the Statement of Financial Condition	(2,159,638)	(6,329,342)
Net amounts of liabilities presented in the Statement of Financial Condition	300,633	3,107,485
Financial Intsruments
Collateral Pledged	(300,633)	(3,107,485)
Net Amount
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		$ 1,350,027
Financial Intsruments
Collateral Pledged		(1,350,027)
Net Amount
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		1,736,552
Financial Intsruments
Collateral Pledged		(1,736,552)
Net Amount
Counterparty I [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		20,906
Financial Intsruments
Collateral Pledged		(20,906)
Net Amount
Counterparty K [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	$ 300,633
Financial Intsruments
Collateral Pledged	(300,633)
Net Amount
Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		4,291,640
Gross amounts offset in the Statement of Financial Condition		(4,270,734)
Net amounts of liabilities presented in the Statement of Financial Condition		20,906
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		4,291,640
Gross amounts offset in the Statement of Financial Condition		(4,270,734)
Net amounts of liabilities presented in the Statement of Financial Condition		20,906
Forward Currency Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		5,145,187
Gross amounts offset in the Statement of Financial Condition		(2,058,608)
Net amounts of liabilities presented in the Statement of Financial Condition		3,086,579
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		2,184,442
Gross amounts offset in the Statement of Financial Condition		(834,415)
Net amounts of liabilities presented in the Statement of Financial Condition		1,350,027
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		2,960,745
Gross amounts offset in the Statement of Financial Condition		(1,224,193)
Net amounts of liabilities presented in the Statement of Financial Condition		$ 1,736,552
Forward Currency Contracts [Member] | Counterparty K [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	2,460,271
Gross amounts offset in the Statement of Financial Condition	(2,159,638)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 300,633